INVESTMENTS	12 Months Ended
Dec. 31, 2014
INVESTMENTS [Abstract]
INVESTMENTS
6.	INVESTMENTS

Short-term investments and long-term investments consisted of the following:

	As of December 31,
	2013	2014
	US$	US$
Short-term investments
Fixed-rate time deposits	10,138	455,184

Long-term investments:
Available-for-sale securities:
-Color Life Service Group ("Color Life")	-	24,091
-Hopefluent Group Holdings Limited ("Hopefluent")	-	34,944
	-	59,035
Cost method investment
-Tospur Real Estate Consulting Co., Ltd. ("Tospur")	-	62,257

	-	121,292

As of December 31, 2013 and 2014, the Group held fixed-rate time deposits in commercial banks and financial institutions with an original maturity of less than one year.

Interest income on the fixed-rate time deposits of US$827, US$758 and US$27,166 was recognized for the years ended December 31, 2012, 2013 and 2014, respectively.

On November 4, 2010, the Group acquired 714,285 American depositary shares of SYSWIN Inc., a US listed company, at a consideration of US$5,000. Due to a decline in the fair value of the investment below its cost base, an other-than-temporary impairment loss of US$14 was recognized for the year ended December 31, 2012.On April 9, 2013, SYSWIN Inc. announced the completion of the merger with Brilliant Acquisition Limited, a wholly owned subsidiary of Brilliant Strategy Limited (the “Merger”). As a result of the Merger, SYSWIN Inc. became a wholly owned subsidiary of Brilliant Strategy Limited. As part of the Merger, each ordinary share of SYSWIN Inc. (a "Share") issued and outstanding immediately prior to the effective time of the Merger was cancelled in exchange for the right to receive US$0.5125 cash. Each ADS, consisting of four Shares, represents the right to receive US$2.05 cash without interest and is subject to $0.05 per ADS cancellation fees and applicable withholding taxes. A realized gain of US$821 from the disposal of the investment in SYSWIN Inc. was recognized for the year ended December 31, 2013.

On June 27, 2014, the Company acquired 27,551,733 shares of Color Life, a Hong Kong listed company, at a consideration of US$13,583. The investment constituted a 2.76% ownership in Color Life and was classified as an available-for-sale security. As of December 31, 2014, the market price of Color Life was US$24,091 and the unrealized gain of US$10,508 was recorded in other comprehensive income.

In November, 2014, the Company acquired an aggregate of 111,935,037 shares of Hopefluent, a Hong Kong listed company, at a total consideration of US$43,361. The investment constituted a 17.26% ownership in Hopefluent and was classified as an available-for-sale security. During the year ended December 31, 2014, the market price of Hopefluent declined significantly. As a result, an other-than-temporary impairment loss of US$8,417 was recognized for the year ended December 31, 2014 and the new cost base of the available-for-sale security was US$34,944 as of December 31, 2014.

On December 10, 2014, the Group acquired 16% of the share capital of Tospur, a non-listed company, at a consideration of US$62,257. The investment in Tospur was classified as a cost method investment, as the Group does not have significant influence over Tospur. No impairment on the investment in Tospur was recognized for the year ended December 31, 2014.

The following is a summary of the available-for-sale securities as of December 31, 2014:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value (Net Carrying Amount)
	US$	US$	US$	US$

December 31, 2014
-Color Life	13,583	10,508	-	24,091
-Hopefluent	34,944	-	-	34,944

	48,527	10,508	-	59,035